Retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Amounts Recognized in Statements of Financial Position
(b)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Present value of defined benefit obligations	(838,543)	(910,081)	(29,731)
Fair value of plan assets	360,017	389,316	12,718

Net defined benefit liability	(478,526)	(520,765)	(17,013)

Summary of Movements in net Defined Benefit Liability
(c)	Movements in net defined benefit liability are as follows:

	2017
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(894,163)	347,195	(546,968)
Current service cost	(386)	—	(386)
Interest (expense) income	(13,236)	5,226	(8,010)

	(907,785)	352,421	(555,364)

Remeasurements:
Return of plan assets (excluding the amount included in interest income or expense)	—	(1,842)	(1,842)
Financial assumption movement effect	28,506	—	28,506
Experience adjustments	24,174	—	24,174

	52,680	(1,842)	50,838

Pension fund contribution	—	26,000	26,000
Paid pension	16,562	(16,562)	—

December 31	(838,543)	360,017	(478,526)

	2018
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000	US$000
January 1	(838,543)	360,017	(478,526)	(15,633)
Current service cost	(382)	—	(382)	(12)
Interest (expense) income	(14,429)	6,291	(8,138)	(266)

	(853,354)	366,308	(487,046)	(15,911)

Remeasurements:
Return of plan assets (excluding the amount included in interest income or expense)	—	8,145	8,145	266
Financial assumption movement effect	(56,934)	—	(56,934)	(1,860)
Experience adjustments	(11,172)	—	(11,172)	(365)

	(68,106)	8,145	(59,961)	(1,959)

Pension fund contribution	—	26,242	26,242	857
Paid pension	11,379	(11,379)	—	—

December 31	(910,081)	389,316	(520,765)	(17,013)

Principal Actuarial Assumptions
(e)	The principal actuarial assumptions used were as follows:

	2017	2018
Discount rate	1.75%	1.25%
Future salary increases	3.50%	3.50%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions

The sensitivity analysis of present value of defined benefit obligations effected by the changes of significant actuarial assumptions at December 31, 2017 and 2018 are shown below:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
December 31, 2017
Effect on present value of defined benefit obligations	(27,192)	28,506	27,955	(26,816)

December 31, 2018
Effect on present value of defined benefit obligations	(29,052)	30,430	29,692	(28,513)

Analysis of Timing of the Future Pension Payment
(g)	As of December 31, 2018, the weighted average duration of that retirement plan is 13.2 years. The analysis of timing of the future pension payment is as follows:

	December 31, 2018
	NT$000	US$000
Within 1 year	32,904	1,075
1-2 years	35,835	1,170
2-5 years	105,665	3,452
5-10 years	189,400	6,188

	363,804	11,885